Segment Reporting - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013
Segment Reporting [Abstract]
Number of reporting segments	3
Receivables from unconsolidated affiliates	$ 20,061	$ 36,181